REVENUE AND EXPENSES - CHANGE IN FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Change in fair value of financial instruments, Gains	$ 179		$ 230	$ 675
Losses on change in fair value of derivatives	0		0	0
Net	179		230	675
Net foreign exchange gain	66,026		63,596	32,245
Net foreign exchange loss	(95,041)		(87,023)	(88,739)
Net	(29,015)	[1]	(23,427)	(56,494)
Loans and receivables [member]
Disclosure of financial assets [line items]
Net foreign exchange gain	2,928		38,220	868
Net foreign exchange loss	(433)		(57,187)	(12,200)
Net	2,495		(18,967)	(11,332)
Other financial transactions [member]
Disclosure of financial assets [line items]
Net foreign exchange gain	19,253		16,407	12,381
Net foreign exchange loss	(29,786)		(14,405)	(45,784)
Net	(10,533)		2,002	(33,403)
Current transactions [member]
Disclosure of financial assets [line items]
Net foreign exchange gain	43,845		8,969	18,996
Net foreign exchange loss	(64,822)		(15,431)	(30,755)
Net	$ (20,977)		$ (6,462)	$ (11,759)

[1]
(1) The year ended December 31, 2016 contains the impacts of the CVI termination. The reversal of the principal amount of 41,749 thousand U.S. dollars was recognized in "Other gains and own work capitalized", the interest reversal of 19,936 thousand U.S. dollars was recognized in "Finance costs" and the loss of 35,373 thousand U.S. dollars on the conversion of Argentine pesos to U.S. dollars was recognized in "Net foreign exchange loss".